Quarterly Report
December 31, 2023
MFS®  Arkansas
Municipal Bond Fund
MAR-Q3

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 0.9%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	$840,000	$881,000
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	95,625
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	106,060
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,217
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	125,335
		$1,288,237
General Obligations - General Purpose – 4.0%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$2,005,985
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	335,895
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	87,165
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	600,906
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	226,349
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	9,759	9,567
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	77,204	48,130
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	65,135	70,644
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	63,265	70,373
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	59,992	58,738
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	111,025	107,344
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	46,282	44,186
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	62,925	57,711
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	216,442	192,779
Little Rock, AR, Library Construction Refunding, 4%, 3/01/2036	1,500,000	1,558,804
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	132,859
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	126,562
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	126,336
		$5,860,333
General Obligations - Schools – 9.3%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$979,342
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	688,898
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,097
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,174
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,059,936
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,086,686
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,088,500
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	971,020
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	337,906
Little Rock, AR, School District & Construction of Pulaski County, 3%, 2/01/2030	1,030,000	1,020,112
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	608,189
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,925,249
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	646,160
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,326,241
		$13,648,510
Healthcare Revenue - Hospitals – 12.7%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,097,204
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,033,269
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	786,143
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	2,016,574
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	690,893
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	988,452
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,942,740
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	925,719
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,662,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	$500,000	$523,980
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	28,774
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	968,727
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	20,000	14,881
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	777,118
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	306,853
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	1,000,269
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,901,876
		$18,666,108
Industrial Revenue - Other – 1.6%
Lowell, AR, Industrial Development Rev. (Arkansas Democrat-Gazette), VRDN, 2.75%, 10/01/2036	$2,000,000	$2,000,000
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	170,000	112,083
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	279,125
		$2,391,208
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$100,195
Miscellaneous Revenue - Other – 2.7%
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	$1,000,000	$1,000,442
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,031,918
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	60,692
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	371,621
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	578,013
		$4,042,686
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$432,505	$436,829
Sales & Excise Tax Revenue – 18.3%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$1,000,000	$1,035,244
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	1,043,755
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	1,000,000	963,673
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	954,035
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	742,571
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	264,521
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	670,463
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	850,860
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,151,021
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	346,768
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	366,214
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	375,409
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	385,706
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	10,769
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,843
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	105,305
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	422,834
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	1,031,202
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	536,238
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,155,287
Mississippi County, AR, 4%, 6/01/2036	650,000	651,595
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	330,006
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	405,754
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	408,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	$1,170,000	$1,170,274
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	36,175
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	122,000	120,737
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,898,000	2,908,112
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	235,000	233,288
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	119,126
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,912
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	61,113
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,941
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	57,446
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	9,596
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	434,002
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	378,324
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	270,000	84,651
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2032	1,060,000	1,081,847
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	1,495,000	1,521,512
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,095,194
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,992,476
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	218,400
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	156,000
		$26,901,809
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$698,391
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	236,364
		$934,755
Single Family Housing - State – 0.8%
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	$825,000	$839,125
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	278,824
		$1,117,949
State & Local Agencies – 2.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,608,715
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,027,621
		$3,636,336
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,649
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	154,730
		$164,379
Tax - Other – 4.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$90,000	$93,920
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	260,000	284,338
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	2,000,000	2,028,118
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,029,177
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	719,781
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	93,156
		$6,248,490
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,803
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	13,230
		$28,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,209,976
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	433,056
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	170,859
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	704,817
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	490,000	453,243
		$3,971,951
Toll Roads – 0.9%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$968,271
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	410,139
		$1,378,410
Transportation - Special Tax – 2.0%
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	$1,015,000	$1,015,111
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	125,000	135,988
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,777,716
		$2,928,815
Universities - Colleges – 13.6%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,502,879
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	545,608
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	534,661
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	507,197
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	1,006,228
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,195,177
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,865,461
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	567,140
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,206,759
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	546,888
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,091,930
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	962,787
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	846,231
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	521,312
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,048
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,126
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,028,563
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	341,230
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,599,617
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	521,663
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	521,770
		$20,038,275
Utilities - Electric Power – 0.4%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$625,000	$524,198
Utilities - Municipal Owned – 1.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,036,128
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,032,007
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	3,900
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	40,300
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	67,600
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,786
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	106,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	16,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	$30,000	$7,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	3,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	37,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	15,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	18,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	2,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	54,600
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	2,600
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	6,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	24,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	28,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	9,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	24,700
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	19,400
		$2,574,221
Utilities - Other – 3.4%
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$862,124
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,485,831
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	803,467
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,100,382
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	756,864
		$5,008,668
Water & Sewer Utility Revenue – 14.1%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$489,046
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	528,355
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,169,410
Fort Smith, AR, Water and Sewer Refunding Rev., BAM, 5%, 10/01/2028	1,370,000	1,451,389
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,058,591
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	87,666
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	507,569
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	246,964
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	246,772
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	205,846
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	768,682
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	744,120
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	2,022,522
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,516,528
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,189,156
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,024,528
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	506,830
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,738,240
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	723,653
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	50,273
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	65,279
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	75,289
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	564,552
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	693,675
		$20,674,935
Total Municipal Bonds		$142,565,330

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$226,703
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	472,747	150,377
Total Bonds		$377,080
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$265,920	$144,927
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.42% (v)	2,540,818	$2,541,326

Other Assets, Less Liabilities – 0.9%		1,311,230
Net Assets – 100.0%		$146,939,893
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,541,326 and $143,087,337, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,750,673, representing 1.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$142,710,257	$—	$142,710,257
U.S. Corporate Bonds	—	377,080	—	377,080
Mutual Funds	2,541,326	—	—	2,541,326
Total	$2,541,326	$143,087,337	$—	$145,628,663
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,404,434	$26,500,905	$26,362,746	$(1,185)	$(82)	$2,541,326

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$80,018	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2023, are as follows:
Arkansas	76.6%
Puerto Rico	4.1%
New Jersey	2.0%
Illinois	1.8%
Texas	1.4%
Alabama	1.3%
Guam	1.3%
New York	1.3%
Alabama	1.3%
Massachusetts	1.2%
Maryland	1.0%
California	0.9%
Washington DC	0.8%
North Carolina	0.7%
Connecticut	0.6%
Ohio	0.6%
Tennessee	0.5%
Virginia	0.5%
Michigan	0.4%
Pennsylvania	0.4%
New Hampshire	0.3%
Wisconsin	0.3%
Indiana	0.1%
Iowa	0.1%
Colorado (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.